RELATED PARTY TRANSACTIONS (FY) (Details) - USD ($)				3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 13, 2024	Apr. 22, 2024	Mar. 27, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025
RELATED PARTY TRANSACTIONS [Abstract]
Proceeds from issuance of ordinary shares		$ 900
Stock-based compensation expense		0				$ 0
Share price (in Dollars per share)	$ 10
Sale of Shares to Sponsor in Private Placement Value								$ 2,862,500
Period to complete business combination from closing of initial public offering						24 months		24 months
Percentage of Public Shares that would be Redeemed or Purchased if Business Combination is not Completed within Initial Combination Period						100.00%			100.00%
General and administrative expenses paid to Sponsor				$ 941,325	$ 193,196	$ 1,800,159	$ 449,154	$ 494,005	$ 2,980,553
Proceeds from issuance of private placement								2,862,500	0
Maximum [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Share price (in Dollars per share)	10
Mark McKenna [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Proceeds from issuance of ordinary shares		300
Kenneth Song [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Proceeds from issuance of ordinary shares		300
Harlan Waksal [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Proceeds from issuance of ordinary shares		300
Sponsor [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Proceeds from issuance of ordinary shares		$ 900
Sponsor [Member] | Director [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Number of shares issued (in Shares)		30,000
Ordinary shares, par value (in Dollars per share)		$ 0.01
Sponsor [Member] | Mark McKenna [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Number of shares issued (in Shares)		30,000
Proceeds from issuance of ordinary shares		$ 300
Sponsor [Member] | Kenneth Song [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Number of shares issued (in Shares)		30,000
Proceeds from issuance of ordinary shares		$ 300
Sponsor [Member] | Harlan Waksal [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Number of shares issued (in Shares)		30,000
Proceeds from issuance of ordinary shares		$ 300
Sponsor [Member] | Working Capital Loans [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Borrowings outstanding									0
Sponsor [Member] | Working Capital Loans [Member] | Maximum [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Related party transaction			$ 300,000
Sponsor [Member] | Administrative Support Agreement [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Monthly fee paid to Sponsor						15,000			15,000
General and administrative expenses paid to Sponsor				45,000	$ 45,000	90,000	$ 90,000	180,000	99,500
Sponsor Affiliate of Sponsor or Certain Company Officers and Directors [Member] | Working Capital Loans [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Borrowings outstanding				$ 0		$ 0		$ 0	$ 0
Conversion price (in Dollars per share)				$ 10		$ 10			$ 10
Sponsor Affiliate of Sponsor or Certain Company Officers and Directors [Member] | Working Capital Loans [Member] | Maximum [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Conversion value						$ 3,000,000			$ 3,000,000
Private Placement [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Period shares may not be transferable or salable after the completion of initial business combination						30 days			30 days
Share price (in Dollars per share)	$ 10
Percentage of Public Shares that would be Redeemed or Purchased if Business Combination is not Completed within Initial Combination Period						100.00%		100.00%
Proceeds from issuance of private placement	$ 2,862,500
Private Placement [Member] | Sponsor [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Shares issued (in Shares)						286,250			286,250
Share price (in Dollars per share)				10		$ 10			$ 10
Proceeds from issuance of private placement						$ 2,862,500
Class B Ordinary Shares [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Ordinary shares, par value (in Dollars per share)				0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Number of shares no longer subject to forfeiture (in Shares)	281,250
Class B Ordinary Shares [Member] | Maximum [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Number of shares subject to forfeiture (in Shares)								281,250
Class B Ordinary Shares [Member] | Sponsor [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Proceeds from issuance of ordinary shares			$ 25,000
Number of shares issued (in Shares)			2,156,250
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Ownership interest, if over-allotment option is not exercised			20.00%
Number of shares no longer subject to forfeiture (in Shares)						281,250			281,250
Class B Ordinary Shares [Member] | Sponsor [Member] | Maximum [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Number of shares subject to forfeiture (in Shares)			281,250
Class A Ordinary Shares [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Ordinary shares, par value (in Dollars per share)				0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member] | Sponsor [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Number of trading days						20 days			20 days
Trading days period						30 days			30 days
Class A Ordinary Shares [Member] | Sponsor [Member] | Minimum [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Period to not transfer, assign or sell founder shares						1 year			1 year
Share price (in Dollars per share)				$ 12		$ 12			$ 12
Threshold period after initial business combination						150 days			150 days